Acquisition of a subsidiary that was first consolidated	9 Months Ended
Sep. 30, 2021
Acquisition Of A Subsidiary That Was First Consolidated [Abstract]
Acquisition of a subsidiary that was first consolidated
Appendix A (1)	Nine months period Ended September, 30 2021
Acquisition of a subsidiary that was first consolidated

Current Assets (exclusive of cash and cash equivalents)	(184)
Non Current Assets	(1,460)
Current Liabilities	240
(1,404)